RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related parties and related parties transactions

Owners, each with significant influence over Amer Sports, Inc.:
ANTA Sports Products Limited, Anamered Investments Inc.
FountainVest Partners
Parent company and ultimate controlling party: Amer Sports Holding (Cayman) Limited
The Boards of Directors of
Amer Sports, Inc.,
Amer Sports Holding (Cayman) Limited
Amer Sports Holding 3 Oy
The Executive Committee and the Executive Board of Amer Sports
Amer Sports Management Company (Cayman) Limited
President and CEO of Amer Sports Corporation
Low Tide Properties Ltd.

USD million	2023	2022	2021
Purchases of goods and services from ANTA Sports and subsidiaries	26.7	8.6	5.9
Sales to ANTA Sports and subsidiaries	1.1	1.9	4.9

	December 31,	December 31,
USD million	2023	2022
Long-term loans from the parent company:
Investment Loan	2,641.0	2,654.5
Facility A Loan	1,436.5	1,386.6
Total	4,077.5	4,041.1

USD million	2023	2022	2021
Interest expenses to the parent company:
Investment Loan	205.0	124.7	128.9
Facility A Loan	21.4	13.8	13.8
Capital Loan	—	—	0.2
Total	226.4	138.5	142.9

	December 31,	December 31,
USD million	2023	2022
ANTA Sports and subsidiaries
Current payables (purchases of goods and services)	6.3	5.3
Current receivables (sales of goods)	0.0	0.0
Amer Sports Holding (Cayman) Limited
Accounts receivable, net	18.0	16.7
Prepaid interest	—	40.3
Other receivables	13.3	11.2
Key management personnel
Provisions short and long-term incentive	17.9	3.7
Amer Sports Management Company (Cayman) Limited
Loans from related parties taken in 2022	11.9	11.1
Interest expenses	0.8	0.4
Low Tide Properties Ltd.
Right-of-use asset / Lease liability	0.9	—

Schedule of compensation to key management recognized

USD million	2023	2022	2021
Salaries and other short-term employee benefits	12.7	11.0	11.9
Post-employment benefits	0.5	0.2	0.3
Termination benefits	0.9	—	—
Share-based payments	19.5	—	—
Other long-term benefits	0.3	0.8	—
Total	33.9	12.0	12.2